UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

High Yield Municipal Bond Fund

Annual report 5/31/18

A message to shareholders

Dear shareholder,

It was a challenging 12 months for fixed-income investors, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018. The U.S. Federal Reserve (Fed) raised the benchmark lending rate by a quarter point three times during the period—and once more just after period end—bringing the federal funds rate to a range of 1.75% to 2.00%. The Fed appears to be moving in line with economic data, as its GDP estimate for 2018 rose from 2.00% to 3.00%. It has now hiked rates seven times since it began the current tightening cycle in December 2015, and indicated that more rate increases are likely this year.

While the U.S. economy has been fairly strong, this can lead to higher inflation, a stronger dollar, and tighter monetary policy, which isn't a favorable environment for many interest-rate-sensitive bonds. Those concerns have been reflected in recent market volatility, which is likely representative of the kinds of challenges income investors will continue to face in the back half of the year.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
19	Financial statements
22	Financial highlights
27	Notes to financial statements
34	Report of independent registered public accounting firm
35	Tax information
36	Trustees and Officers
40	More information

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/18 (%)

Class A shares (without sales charge)
Bloomberg Barclays High Yield Municipal Bond Index
Morningstar high yield muni fund category average
3.55
6.38
3.72
3.62
5.22
4.22
3.04
4.36
3.90
4.60
5.79
4.65
1 year
3 year
5 year
10 year

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

High-yield municipal bonds rallied

Improving economic conditions and continued investor demand for yield provided a favorable backdrop for high-yield municipal bonds (generally those rated BB and lower).

Tax reform provisions buffeted the municipal market

Certain components of the Tax Cuts and Jobs Act of 2017 had an impact on the municipal bond market and contributed to a decline in municipal bond issuance through the first five months of 2018.

Higher-quality focus weighed on performance

Our greater emphasis on bonds with relatively higher credit quality was a key factor in the fund's underperformance relative to its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index.

PORTFOLIO COMPOSITION AS OF 5/31/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement, tax shortfalls, credit downgrades, or if related projects become unprofitable. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

Can you describe the municipal bond market environment for the 12 months ended May 31, 2018?

Municipal bonds posted positive returns for the period despite rising interest rates and a substantial increase in market volatility. One of the most significant developments that affected the municipal bond market during the period was the deliberation and eventual passage of federal tax reform legislation in late 2017. For the municipal market, the key components of the legislation were the limitation on state and local tax (SALT) deductions and the prohibition of advanced refunding, which was a method for municipal bond issuers to refinance their debt in advance by issuing new bonds and investing the proceeds in U.S. Treasury securities until the old bonds matured.

The SALT deduction limitations led to concerns about declining tax revenues in states with relatively high taxes, including California. The advanced refunding prohibition (along with a proposed elimination of private activity municipal bonds that actually didn't make it into the final legislation) led to a flurry of municipal bond issuance in late 2017, and then a meaningful drop-off in issuance during the first five months of 2018 (down 24% compared with the first five months of 2017). The reduced issuance, combined with maturing bonds, led to a decline of $11 billion in net outstanding municipal bonds through May 2018. A reduction in the corporate tax rate lowered demand for municipal bonds from banks and insurance companies, so the decline in new issuance did not have a significant impact on the supply/demand balance.

The other key factor affecting the municipal bond market over the past 12 months was an improving U.S. economy. Stronger economic data, along with the expected stimulative effects of tax reform, led to rising inflation expectations, particularly in early 2018. In addition, the U.S. Federal Reserve raised its short-term interest rate three times during the reporting period, followed by an additional rate hike shortly after period end in June. As a result, bond yields rose across the board, with short-term yields increasing the most; however, municipal bond yields rose to a lesser degree than U.S. Treasury bond yields, thanks to the decline in the outstanding supply of municipal bonds.

For the year ended May 31, 2018, the Bloomberg Barclays Municipal Bond Index returned 1.11%. High-yield municipal bonds outperformed by a wide margin, as the fund's benchmark, the Bloomberg Barclays High Yield Municipal Bond Index, returned 6.38%. High-yield municipal bonds

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       4

"High-yield municipal bonds benefited from the improving economic environment and continued strong investor demand for yield."
benefited from the improving economic environment and continued strong investor demand for yield.

Were there any changes in municipal credit quality during the reporting period?

For the most part, credit conditions in the municipal market remained solid and steady. Despite some concerns about the impact of tax reform, SALT revenues benefited from the improving economy, and states generally remained prudent regarding fiscal spending.

Unfunded pension liabilities are a potential long-term credit issue for many states, some of which have already been adversely affected by it. For example, the state of New Jersey received a credit rating downgrade in March 2017 because of the extent of its unfunded pension liabilities, and there are several pending court cases in California regarding local government pension benefits.

How did the fund perform?

The fund posted a gain, but trailed the return of its benchmark. Given our relatively conservative investment approach and the fund's greater exposure to higher-quality municipal issues than the index, the fund tends to underperform the benchmark when high-yield municipal bonds rally.

QUALITY COMPOSITION AS OF 5/31/18 (%)

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       5

"The consequences of the Tax Cuts and Jobs Act may be the most significant theme in the municipal bond market in 2018."

In addition, the fund's exposure to advanced refunding bonds detracted from performance. Advanced refunding bonds are typically escrowed with short-term U.S. Treasury securities, and these securities declined in value as short-term interest rates rose significantly during the period.

Overweight positions in tax revenue bonds funding healthcare facilities and transportation-related projects also detracted from relative results, as did security selection among municipal bonds funding industrial development.

What aided fund performance versus the benchmark?

Duration positioning added value during the reporting period. The fund's duration (a measure of interest-rate sensitivity) was shorter than that of the index and, as a result, the fund was less exposed to the adverse effects of rising interest rates. The fund's holdings of special tax municipal bonds and tax revenue bonds funding educational institutions were also positive for performance.

SECTOR COMPOSITION AS OF 5/31/18 (%)

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       6

What themes are likely to affect the municipal bond market during the second half of 2018?

The consequences of the Tax Cuts and Jobs Act of 2017 may be the most significant theme in the municipal bond market in 2018. Municipal bond issuance has been, and will continue to be, affected by the elimination of municipal bond advanced refunding. In addition, issuers may face higher borrowing costs and decreased budget flexibility without advanced refunding.

The state and local economic impact of tax reform will also influence the municipal bond market as states with greater dependence on SALT may experience pushback against proposed tax increases, which could in turn affect credit quality. However, limited SALT deductibility and a lower limit on mortgage interest deductions may bolster the attractiveness of municipal bonds as one of the few remaining tax shelter options. Stock market volatility and geopolitical events may also draw investors into the municipal market.

On the economic front, the global economic environment has been improving, which could lead central banks to begin scaling back economic stimulus measures, a process that the Fed has already begun. As global central bank policies begin to converge, we expect to see moderately higher interest rates during the latter half of the year.

We've been reining in the fund's duration over time and expect that trend to continue as the Fed remains on a path toward interest-rate normalization. Policy positioning, economic growth, asset prices, and inflation are also key factors in our investment decision-making.

Can you tell us about a manager change?

Beginning on July 12, 2018, I will co-manage the fund with Jeffrey N. Given, CFA, and Dennis DiCicco. Effective September 28, 2018, I am retiring.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-18	as of 5-31-18	as of 5-31-18
Class A	-0.55	2.20	4.17	11.50	50.52	2.54	2.36	4.29
Class B	-2.17	1.93	3.98	10.05	47.72	1.90	1.71	3.21
Class C	1.79	2.27	3.82	11.89	45.53	1.90	1.71	3.21
Class I3,4	3.71	3.10	4.63	16.51	57.31	2.80	2.70	4.73
Class R6[3,4]	3.69	3.07	4.62	16.31	57.05	2.82	2.73	4.76
Index 1†	6.38	4.36	5.79	23.77	75.56	—	—
Index 2†	1.11	2.92	4.30	15.49	52.36	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R6*
Gross (%)	1.01	1.76	1.76	0.76	0.73
Net (%)	0.91	1.66	1.66	0.76	0.73

*Expenses have been estimated for the first year of operations of Class I and Class R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays High Yield Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B5	5-31-08	14,772	14,772	17,556	15,236
Class C5	5-31-08	14,553	14,553	17,556	15,236
Class I3,4	5-31-08	15,731	15,731	17,556	15,236
Class R6[3,4]	5-31-08	15,705	15,705	17,556	15,236

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 1, 2017, with the same investment held until May 31, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on December 1, 2017, with the same investment held until May 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2017	Ending value on 5-31-2018	Expenses paid during period ended 5-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,011.20	$4.61	0.92%
	Hypothetical example	1,000.00	1,020.30	4.63	0.92%
Class B	Actual expenses/actual returns	1,000.00	1,007.50	8.36	1.67%
	Hypothetical example	1,000.00	1,016.60	8.40	1.67%
Class C	Actual expenses/actual returns	1,000.00	1,007.50	8.36	1.67%
	Hypothetical example	1,000.00	1,016.60	8.40	1.67%
Class I	Actual expenses/actual returns	1,000.00	1,012.00	3.86	0.77%
	Hypothetical example	1,000.00	1,021.10	3.88	0.77%
Class R6	Actual expenses/actual returns	1,000.00	1,012.20	3.71	0.74%
	Hypothetical example	1,000.00	1,021.20	3.73	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

Fund’s investments
AS OF 5-31-18
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.0%				$159,535,956
(Cost $146,732,324)
Alabama 1.3%				2,085,040
Alabama Special Care Facilities Financing Authority Children's Hospital	6.125	06-01-34	2,000,000	2,085,040
Arizona 4.0%				6,577,845
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,123,330
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,071,190
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	2,500,000	2,383,325
California 4.9%				8,112,879
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,057,440
California Statewide Communities Development Authority Adventist Health System	5.000	03-01-35	1,250,000	1,410,463
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,138,860
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,100,050
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,659,361
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,746,705
Colorado 5.8%				9,531,235
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,000,000	2,228,260
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,124,575
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,126,160
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,522,680
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2 (A)	6.946	12-01-37	2,000,000	529,560
Connecticut 1.4%				2,376,660
Hamden Facility Revenue Whitney Center Project, Series A	7.625	01-01-30	870,000	912,204
Hamden Facility Revenue Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,464,456
Delaware 1.6%				2,595,435
Centerline Equity Issuer Trust Series A (B)	6.000	10-31-52	1,000,000	1,038,180
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Delaware (continued)
Delaware State Economic Development Authority Indian River Power Authority	5.375	10-01-45	1,500,000	$1,557,255
District of Columbia 2.3%				3,819,030
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,819,030
Florida 4.3%				7,143,969
Celebration Pointe Community Development District Alachua County (B)	5.000	05-01-48	1,000,000	1,044,540
City of Pensacola Airport Revenue, AMT	6.000	10-01-28	2,000,000	2,027,880
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,076,650
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,156,280
Village Community Development District No. 12 (B)	4.250	05-01-43	1,000,000	1,024,370
Village Community Development District No. 8 Phase II	6.125	05-01-39	760,000	814,249
Georgia 0.9%				1,502,535
Marietta Development Authority Life University Project	7.000	06-15-30	1,500,000	1,502,535
Guam 1.3%				2,144,300
Guam Government Series A, GO	7.000	11-15-39	2,000,000	2,144,300
Hawaii 0.7%				1,100,860
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,100,860
Illinois 9.8%				16,137,308
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,158,190
Chicago Board of Education Series B, GO	6.500	12-01-46	1,000,000	1,136,830
Chicago Board of Education Series C, GO	5.250	12-01-39	1,000,000	1,009,850
Chicago Midway International Airport Series A, AMT	5.000	01-01-41	1,500,000	1,628,055
Chicago O'Hare International Airport Customer Facility Charge	5.750	01-01-43	2,000,000	2,253,480
City of Chicago Series 2005 D-REMK, GO	5.500	01-01-40	1,250,000	1,326,263
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,066,880
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,126,150
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,079,030
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,436,745
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
State of Illinois, GO	5.000	04-01-27	2,000,000	$2,097,600
The Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	818,235
Indiana 1.4%				2,338,793
City of Crown Point Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,300,613
Town of Chesterton StoryPoint Chesterton Project, Series A-1 (B)	6.125	01-15-34	1,000,000	1,038,180
Kentucky 2.0%				3,216,290
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,174,460
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,041,830
Louisiana 1.3%				2,200,600
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,200,600
Maryland 1.3%				2,089,740
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	1,014,010
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,075,730
Massachusetts 1.3%				2,152,290
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,084,780
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-47	1,000,000	1,067,510
Michigan 0.6%				1,065,980
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	536,690
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	529,290
Minnesota 3.4%				5,538,718
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	520,780
City of Anoka Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,041,860
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	543,220
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,347,638
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,040,550
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Minnesota (continued)
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	$1,044,670
Mississippi 0.4%				626,263
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875	04-01-22	625,000	626,263
Missouri 1.2%				1,907,854
City of St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625	07-01-34	800,000	838,704
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,069,150
Nevada 0.6%				1,000,860
City of Sparks Sales Tax Revenue, Series A (B)	6.750	06-15-28	1,000,000	1,000,860
New Hampshire 0.3%				542,540
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	542,540
New Jersey 5.9%				9,643,800
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,069,430
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,089,690
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	1,000,000	1,083,620
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,060,120
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	1,079,110
New Jersey State Educational Facilities Authority University of Medicine and Dentistry, Series B	7.500	12-01-32	1,000,000	1,056,490
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	2,000,000	2,108,960
Tobacco Settlement Financing Corp. Series A	5.000	06-01-46	1,000,000	1,096,380
New York 7.1%				11,613,926
Brooklyn Arena Local Development Corp. Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,201,060
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,350,000	2,443,272
New York Liberty Development Corp. World Trade Center, Class 1-3 (B)	5.000	11-15-44	1,850,000	1,963,905
New York State Dormitory Authority Orange Regional Medical Center (B)	5.000	12-01-45	1,000,000	1,080,720
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,124,580
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	100,000	104,278
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,460,000	$2,696,111
Ohio 5.0%				8,158,747
Buckeye Ohio Tobacco Settlement Financing Authority Series A-2	5.125	06-01-24	1,865,000	1,841,837
City of Cleveland Continental Airlines, Inc. Project, AMT	5.375	09-15-27	2,510,000	2,517,530
County of Hamilton Series A	5.000	08-15-42	2,000,000	2,230,740
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (B)	4.500	01-15-48	500,000	518,960
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	1,049,680
Oklahoma 0.7%				1,123,380
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-48	1,000,000	1,123,380
Pennsylvania 2.7%				4,422,715
Allegheny County Industrial Development Authority Environmental Improvements	6.875	05-01-30	1,000,000	1,019,680
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,259,325
Lancaster County Hospital Authority Village Project	5.125	07-01-37	1,000,000	1,092,840
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,050,870
Rhode Island 0.6%				1,018,620
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	1,018,620
Tennessee 2.6%				4,206,613
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,206,613
Texas 14.8%				24,386,952
Central Texas Regional Mobility Authority SR Lien	6.250	01-01-46	1,000,000	1,103,210
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,101,320
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,259,650
City of Sequin Hospital City of Seguin Hospital	5.000	12-01-45	1,000,000	1,021,290
Dallas/Fort Worth International Airport Series A, AMT	5.000	11-01-38	1,000,000	1,059,980
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,124,240
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000	04-01-28	1,100,000	1,110,219
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Love Field Airport Modernization Corp. Southwest Airlines Company Project	5.250	11-01-40	1,575,000	$1,681,691
Mission Economic Development Corp. Natgasoline Project, Series A, AMT (B)	5.750	10-01-31	1,000,000	1,036,610
Mission Economic Development Corp. Natgasoline Project, Series B, AMT (B)	5.750	10-01-31	1,000,000	1,036,610
North Texas Tollway Authority Highway Revenue Tolls, Prerefunded, Series A	6.250	01-01-39	2,440,000	2,503,367
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250	01-01-39	560,000	573,429
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,127,140
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,339,120
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,079,000
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,171,960
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	155,000	165,948
Travis County Health Facilities Development Corp. Westminster Manor Project, Prerefunded	7.000	11-01-30	800,000	892,168
Virginia 3.1%				5,174,292
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,870,357
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	1,240,000	1,239,975
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,063,960
Washington 0.6%				1,009,924
Washington Health Care Facilities Authority Virginia Mason Medical Center	4.000	08-15-42	1,000,000	1,009,924
Wisconsin 1.8%				2,969,963
Public Finance Authority Rose Villa Project, Series A (B)	5.750	11-15-44	1,000,000	1,077,370
Public Finance Authority Rose Villa Project, Series A (B)	6.000	11-15-49	1,000,000	1,088,360
Wisconsin Health & Educational Facilities Authority St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	804,233

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7%				$2,863,000
(Cost $2,863,000)
U.S. Government Agency 1.1%				1,848,000
Federal Agricultural Mortgage Corp. Discount Note	1.550	06-01-18	236,000	236,000
Federal Home Loan Bank Discount Note	1.500	06-01-18	1,612,000	1,612,000

SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

	Par value^	Value
Repurchase agreement 0.6%		1,015,000
Barclays Tri-Party Repurchase Agreement dated 5-31-18 at 1.750% to be repurchased at $1,015,049 on 6-1-18, collateralized by $1,029,200 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $1,035,422, including interest)	1,015,000	1,015,000
Total investments (Cost $149,595,324) 98.7%		$162,398,956
Other assets and liabilities, net 1.3%		2,061,529
Total net assets 100.0%		$164,460,485

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-18, the aggregate cost of investments for federal income tax purposes was $147,840,106. Net unrealized appreciation aggregated to $14,558,850, of which $14,658,234 related to gross unrealized appreciation and $99,384 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments

Assured Guaranty Corp.	2.3
Assured Guaranty Municipal Corp.	0.5

TOTAL	2.8

18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-18

Assets
Unaffiliated investments, at value (Cost $149,595,324)	$162,398,956
Cash	45,966
Interest receivable	2,610,726
Receivable for fund shares sold	7,039
Receivable from affiliates	3,295
Other assets	67,961
Total assets	165,133,943
Liabilities
Distributions payable	33,381
Payable for fund shares repurchased	544,225
Payable to affiliates
Accounting and legal services fees	20,160
Transfer agent fees	5,744
Distribution and service fees	31,481
Trustees' fees	342
Other liabilities and accrued expenses	38,125
Total liabilities	673,458
Net assets	$164,460,485
Net assets consist of
Paid-in capital	$151,707,452
Undistributed net investment income	305,958
Accumulated net realized gain (loss) on investments	(356,557)
Net unrealized appreciation (depreciation) on investments	12,803,632
Net assets	$164,460,485

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($116,673,632 ÷ 14,716,844 shares) [1]	$7.93
Class B ($2,319,251 ÷ 292,512 shares) [1]	$7.93
Class C ($35,347,616 ÷ 4,458,724 shares) [1]	$7.93
Class I ($8,551,787 ÷ 1,076,937 shares)	$7.94
Class R6 ($1,568,199 ÷ 197,471 shares)	$7.94
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.26

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	19

STATEMENT OF OPERATIONS For the year ended  5-31-18

Investment income
Interest	$9,173,930
Expenses
Investment management fees	1,018,705
Distribution and service fees	744,661
Accounting and legal services fees	40,645
Transfer agent fees	69,729
Trustees' fees	3,391
Custodian fees	27,432
State registration fees	100,396
Printing and postage	49,526
Professional fees	78,745
Other	14,634
Total expenses	2,147,864
Less expense reductions	(232,034)
Net expenses	1,915,830
Net investment income	7,258,100
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	2,120,242
2,120,242
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(3,570,022)
(3,570,022)
Net realized and unrealized loss	(1,449,780)
Increase in net assets from operations	$5,808,320

20	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-18	Year ended 5-31-17
Increase (decrease) in net assets
From operations
Net investment income	$7,258,100	$8,153,545
Net realized gain (loss)	2,120,242	(1,039,911)
Change in net unrealized appreciation (depreciation)	(3,570,022)	(6,622,888)
Increase in net assets resulting from operations	5,808,320	490,746
Distributions to shareholders
From net investment income
Class A	(5,478,750)	(6,941,890)
Class B	(117,974)	(204,270)
Class C	(1,527,867)	(1,765,860)
Class I1	(402,013)	(66,446)
Class R6[2]	(46,442)	—
Total distributions	(7,573,046)	(8,978,466)
From fund share transactions	(21,186,240)	(10,312,908)
Total decrease	(22,950,966)	(18,800,628)
Net assets
Beginning of year	187,411,451	206,212,079
End of year	$164,460,485	$187,411,451
Undistributed net investment income	$305,958	$550,390

[1]	The inception date for Class I shares is 2-13-17.
[2]	The inception date for Class R6 shares is 8-30-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	21

Financial highlights
CLASS A SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$8.01	$8.33	$8.18	$8.17	$8.62
Net investment income[1]	0.34	0.34	0.35	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.06)	(0.28)	0.18	0.03	(0.46)
Total from investment operations	0.28	0.06	0.53	0.40	(0.07)
Less distributions
From net investment income	(0.36)	(0.38)	(0.38)	(0.39)	(0.38)
Net asset value, end of period	$7.93	$8.01	$8.33	$8.18	$8.17
Total return (%)[2,3]	3.55	0.76	6.65	4.94	(0.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$117	$133	$155	$154	$150
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05	1.00	1.00	0.98	1.02
Expenses including reductions	0.91	0.89	0.90	0.87	0.91
Net investment income	4.31	4.24	4.24	4.47	4.85
Portfolio turnover (%)	8	27	22	30	14

[1]	Based on average daily shares outstanding.
[2]	Does not reflect the effect of sales charges, if any.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
22	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$8.01	$8.33	$8.18	$8.17	$8.62
Net investment income[1]	0.29	0.28	0.28	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.07)	(0.28)	0.19	0.03	(0.46)
Total from investment operations	0.22	—	0.47	0.34	(0.13)
Less distributions
From net investment income	(0.30)	(0.32)	(0.32)	(0.33)	(0.32)
Net asset value, end of period	$7.93	$8.01	$8.33	$8.18	$8.17
Total return (%)[2,3]	2.78	0.00	5.85	4.16	(1.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$4	$6	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	1.75	1.75	1.73	1.77
Expenses including reductions	1.66	1.64	1.65	1.63	1.66
Net investment income	3.56	3.48	3.49	3.73	4.11
Portfolio turnover (%)	8	27	22	30	14

[1]	Based on average daily shares outstanding.
[2]	Does not reflect the effect of sales charges, if any.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	23

CLASS C SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$8.01	$8.33	$8.18	$8.17	$8.62
Net investment income[1]	0.29	0.28	0.29	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.07)	(0.28)	0.18	0.03	(0.46)
Total from investment operations	0.22	—	0.47	0.34	(0.13)
Less distributions
From net investment income	(0.30)	(0.32)	(0.32)	(0.33)	(0.32)
Net asset value, end of period	$7.93	$8.01	$8.33	$8.18	$8.17
Total return (%)[2,3]	2.78	0.00	5.85	4.16	(1.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$35	$43	$46	$44	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	1.75	1.75	1.73	1.77
Expenses including reductions	1.66	1.64	1.65	1.63	1.66
Net investment income	3.56	3.50	3.49	3.73	4.10
Portfolio turnover (%)	8	27	22	30	14

[1]	Based on average daily shares outstanding.
[2]	Does not reflect the effect of sales charges, if any.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
24	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$8.02	$7.91
Net investment income[2]	0.36	0.12
Net realized and unrealized gain (loss) on investments	(0.07)	0.10
Total from investment operations	0.29	0.22
Less distributions
From net investment income	(0.37)	(0.11)
Net asset value, end of period	$7.94	$8.02
Total return (%)[3]	3.71	2.84 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.73 [5]
Expenses including reductions	0.76	0.73 [5]
Net investment income	4.47	4.96 [5]
Portfolio turnover (%)	8	27 [6]

[1]	The inception date for Class I shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	25

CLASS R6 SHARES Period ended	5-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$8.08
Net investment income[2]	0.28
Net realized and unrealized gain (loss) on investments	(0.14)
Total from investment operations	0.14
Less distributions
From net investment income	(0.28)
Net asset value, end of period	$7.94
Total return (%)[3]	1.80 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [5]
Expenses including reductions	0.73 [5]
Net investment income	4.52 [5]
Portfolio turnover (%)	8 [6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
26	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase

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agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the year ended May 31, 2018, the fund had no borrowings under either line of credit. Commitment fees for the year ended May 31, 2018 were $3,111.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2018, the fund has a capital loss carryforward of $2,111,775 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2018:

Capital loss carryforward expiring at May 31	No expiration date
2019	Short-term
$487,011	$1,624,764

As of May 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

The tax character of distributions for the years ended May 31, 2018 and 2017 was as follows:

	May 31, 2018	May 31, 2017
Ordinary income	$232,900	$488,881
Exempt interest	7,340,146	8,489,585
Total	$7,573,046	$8,978,466

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2018, the components of distributable earnings on a tax basis consisted of $339,339 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, characterization of distributions, and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

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Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the fund's average daily net assets, (b) 0.5625% of the next $75 million of the fund's average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund's average daily net assets, (d) 0.4800% of the next $2 billion of the fund's average daily net assets; and (e) 0.4500% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the other expenses of the fund exceed 0.15% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) class-specific expenses, (g) borrowing costs, (h) prime brokerage fees, (i) acquired fund fees and expenses paid indirectly, and (j) short dividend expense. This agreement will continue in effect until terminated at any time by the advisor on notice to the fund.

For the year ended May 31, 2018, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$45,918	Class I	$3,312
Class B	1,119	Class R6	474
Class C	15,230	Total	$66,053

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended May 31, 2018 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

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The fund's Distributor has contractually agreed to waive and limit Rule 12b-1 fees for Class A, Class B and Class C shares to the extent necessary to achieve aggregate fees of 0.15%, 0.90% and 0.90%, respectively. The current waiver agreement expires on September 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $122,020, $3,158 and $40,803 for Class A, Class B and Class C shares, respectively for the year ended May 31, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $206,373 for the year ended May 31, 2018. Of this amount, $29,830 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $174,887 was paid as sales commissions to broker-dealers and $1,656 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2018, CDSCs received by the Distributor amounted to $895, $2,450 and $802 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$305,051	$48,619
Class B	31,581	1,249
Class C	408,029	16,277
Class I	—	3,465
Class R6	—	119
Total	$744,661	$69,729

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no

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interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$2,034,857	1	1.250%	$71

Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2018 and 2017 were as follows:

		Year ended 5-31-18		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class A Shares
Sold	2,954,113	$23,619,682	4,919,456	$40,088,707
Distributions reinvested	640,144	5,112,089	786,282	6,378,491
Repurchased	(5,425,715)	(43,444,793)	(7,715,265)	(61,944,529)
Net decrease	(1,831,458)	$(14,713,022)	(2,009,527)	$(15,477,331)
Class B Shares
Sold	2,760	$21,782	14,616	$119,270
Distributions reinvested	12,630	100,930	21,551	175,005
Repurchased	(221,861)	(1,775,935)	(272,403)	(2,185,266)
Net decrease	(206,471)	$(1,653,223)	(236,236)	$(1,890,991)
Class C Shares
Sold	457,398	$3,661,956	981,277	$8,012,288
Distributions reinvested	178,067	1,421,951	194,774	1,578,279
Repurchased	(1,528,536)	(12,184,532)	(1,295,129)	(10,404,574)
Net decrease	(893,071)	$(7,100,625)	(119,078)	$(814,007)
Class I Shares[1]
Sold	598,563	$4,787,224	1,046,123	$8,287,451
Distributions reinvested	46,322	370,508	8,045	64,167
Repurchased	(561,348)	(4,478,148)	(60,768)	(482,197)
Net increase	83,537	$679,584	993,400	$7,869,421
Class R6 Shares[2]
Sold	299,873	$2,415,448	—	—
Distributions reinvested	5,654	45,037	—	—
Repurchased	(108,056)	(859,439)	—	—
Net increase	197,471	$1,601,046	—	—
Total net decrease	(2,649,992)	$(21,186,240)	(1,371,441)	$(10,312,908)

1 The inception date for Class I shares is 2-13-17.

2 The inception date for Class R6 shares is 8-30-17.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $13,835,790 and $33,388,812, respectively, for the year ended May 31, 2018.

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Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states' municipal issuers.

Note 8 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock High Yield Municipal Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock High Yield Municipal Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statements of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2018.

96.93% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1989	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2012	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	1994	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2009	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Coummunitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       38

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2006
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF457346	59A 5/18 7/18

John Hancock

Tax-Free Bond Fund

Annual report 5/31/18

A message to shareholders

Dear shareholder,

It was a challenging 12 months for fixed-income investors, as both short- and long-term yields rose steadily higher. Inflation fears sparked a sell-off in credit segments of the markets in early 2018. The U.S. Federal Reserve (Fed) raised the benchmark lending rate by a quarter point three times during the period—and once more just after period end—bringing the federal funds rate to a range of 1.75% to 2.00%. The Fed appears to be moving in line with economic data, as its GDP estimate for 2018 rose from 2.00% to 3.00%. It has now hiked rates seven times since it began the current tightening cycle in December 2015, and indicated that more rate increases are likely this year.

While the U.S. economy has been fairly strong, this can lead to higher inflation, a stronger dollar, and tighter monetary policy, which isn't a favorable environment for many interest-rate-sensitive bonds. Those concerns have been reflected in recent market volatility, which is likely representative of the kinds of challenges income investors will continue to face in the back half of the year.

Your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
23	Financial statements
26	Financial highlights
31	Notes to financial statements
37	Report of independent registered public accounting firm
38	Tax information
39	Trustees and Officers
43	More information

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/18 (%)

Class A shares (without sales charge)
Bloomberg Barclays Municipal Bond Index
Morningstar muni national long fund category average
1.62
1.11
1.54
2.41
2.79
2.88
2.57
2.92
2.92
3.95
4.30
4.12
1 year
3 year
5 year
10 year

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Municipal bonds posted positive returns despite rising interest rates

Stronger economic growth and higher inflation expectations drove interest rates higher, but the municipal market still delivered positive returns overall.

Tax reform provisions buffeted the municipal bond market

Certain components of the Tax Cuts and Jobs Act of 2017 had an impact on the municipal bond market and contributed to a decline in municipal bond issuance through the first five months of 2018.

Security selection and a higher yield aided performance

Strong security selection and a higher income stream helped the fund outperform its benchmark, the Bloomberg Barclays Municipal Bond Index.

PORTFOLIO COMPOSITION AS OF 5/31/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities are subject to a higher risk of default. Municipal bond prices can decline due to fiscal mismanagement, tax shortfalls, credit downgrades, or if related projects become unprofitable. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors. Investing heavily in any one state or region increases exposure to losses in that state or region. Factors that may affect performance include economic or political changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in credit ratings. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. Derivatives transactions, such as hedging and other strategic transactions, may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectus for additional risks.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       3

Discussion of fund performance

An interview with Portfolio Manager Cynthia M. Brown, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Cynthia M. Brown
Portfolio Manager
John Hancock Asset Management

Can you describe the municipal bond market environment during the 12 months ended May 31, 2018?

Municipal bonds posted positive returns for the period despite rising interest rates and a substantial increase in market volatility. One of the most significant developments that affected the municipal bond market during the period was the deliberation and eventual passage of federal tax reform legislation in late 2017. For the municipal market, the key components of the legislation were the limitation on state and local tax (SALT) deductions and the prohibition of advanced refunding. This had been a method for municipal bond issuers to refinance their debt in advance by issuing new bonds and investing the proceeds in U.S. Treasury securities until the old bonds matured.

The SALT deduction limitations led to concerns about declining tax revenues in states with relatively high taxes, such as California and New York. The advanced refunding prohibition (along with a proposed elimination of private activity municipal bonds that did not actually make it into the final legislation) led to a flurry of municipal bond issuance in late 2017, and then a meaningful drop-off in issuance during the first five months of 2018 (down 24% compared to the first five months of 2017). The reduced issuance, combined with maturing bonds, has led to a decline of $11 billion in net outstanding municipal bonds through May 2018. A reduction in the corporate tax rate lowered demand for municipal bonds from banks and insurance companies, so the decline in new issuance did not have a significant impact on the supply-and-demand balance.

The other key factor affecting the municipal bond market over the past 12 months was an improving U.S. economy. Stronger economic data, along with the expected stimulative effects of tax reform, led to rising inflation expectations, particularly in early 2018. In addition, the U.S. Federal Reserve (Fed) raised its short-term interest rate three times during the reporting period, followed by an additional rate hike shortly after period end in June. As a result, bond yields rose across the board, with short-term yields increasing the most. However, municipal bond yields rose to a lesser degree than U.S. Treasury bond yields thanks to the decline in the outstanding supply of municipal bonds.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       4

For the year ended May 31, 2018, the fund's benchmark, the Bloomberg Barclays Municipal Bond Index, returned 1.11%. By comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, posted a loss of 0.37%.

Were there any changes in municipal credit quality during the reporting period?

For the most part, credit conditions in the municipal market remained solid and steady. Despite some concerns about the impact of tax reform, SALT revenues benefited from the improving economy, and states generally remained prudent regarding fiscal spending. Unfunded pension liabilities are a potential long-term credit issue for many states, some of which have already been adversely affected by it. For example, the state of New Jersey received a credit rating downgrade in March 2017 because of the extent of its unfunded pension liabilities, and there are several pending court cases in California regarding local government pension benefits.

How did the fund perform?

The fund's Class A shares returned 1.62% (excluding sales charges), outperforming its benchmark for the period. Given our conservative investment approach and a focus on higher-quality municipal issues, the fund tends to outperform the benchmark in a rising interest-rate environment or a period of widening yield spreads between higher- and lower-rated bonds. Our investment process relies on a combination of economic data, credit analysis, and supply-and-demand conditions that help us make favorable relative value decisions on individual securities.

QUALITY COMPOSITION AS OF 5/31/18 (%)

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       5

Another positive factor for the fund was having a relatively high yield. We adjust allocations over time, but generally maintain a combination of higher-yielding bonds priced to a near-term call and positions in longer-maturity securities. This barbell positioning delivers more interest income while giving us greater flexibility in tailoring our fund positioning to prevailing market conditions.

What other factors contributed to the fund's outperformance of the index?

The fund's maturity structure added value during the period. Although the fund's duration (a measure of interest-rate sensitivity) was mostly in line with that of the index, the fund's greater emphasis on longer-term bonds aided performance as long-term municipal interest rates rose less than shorter-term rates. Security selection was also a positive contributor to relative results, particularly among dedicated tax bonds. One of the best performers in this sector was the Chicago Board of Education, which rallied after the Illinois legislature approved a budget for the first time in three years, allowing the state to restore funding to the Chicago city school district.

What detracted from performance versus the benchmark?

Several fund holdings were adversely affected by the tax reform provision that prohibited advanced refunding of municipal bonds. These bonds had been priced aggressively prior to tax reform in anticipation of being refinanced before the call date and escrowed with U.S. Treasury securities.

SECTOR COMPOSITION AS OF 5/31/18 (%)

General obligation bonds	**5.7**
Revenue bonds	**92.0**
Other revenue	15.5
Health care	14.5
Utilities	13.7
Transportation	13.2
Airport	10.0
Water and sewer	7.3
Development	5.9
Education	4.0
Tobacco	3.0
Facilities	2.1
Pollution	1.7
Housing	1.1
Short-term investments and other	**2.3**

As a percentage of net assets.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       6

When the refinancing didn't happen before the prohibition took effect on January 1, 2018, the bonds experienced price declines.

What themes are likely to affect the municipal bond market during the second half of 2018?

The consequences of the Tax Cuts and Jobs Act of 2017 may be the most significant theme in the municipal market in 2018. Municipal bond issuance has been, and will continue to be, affected by the elimination of municipal bond advanced refunding. In addition, issuers may face higher borrowing costs and decreased budget flexibility without advanced refunding.

The state and local economic impact of tax reform will also influence the municipal bond market as states with greater dependence on SALT may experience pushback against proposed tax increases, which could in turn affect credit quality. However, limited SALT deductibility and a lower limit on mortgage interest deductions may bolster the attractiveness of municipal bonds as one of the few remaining tax shelter options. Stock market volatility and geopolitical events may also draw investors into the municipal market.

On the economic front, the global economic environment has been improving, which could lead central banks to begin scaling back economic stimulus measures, a process that the Fed has already begun. As global central bank policies begin to converge, we expect to see moderately higher interest rates during the latter half of the year. We have been reining in the fund's duration over time and expect that trend to continue as the Fed remains on a path toward interest-rate normalization. Policy positioning, economic growth, asset prices, and inflation are also key factors in our investment decision-making.

Can you tell us about a manager change?

Beginning on July 12, 2018, I will co-manage the fund with Jeffrey N. Given, CFA, and Dennis DiCicco. Effective September 28, 2018, I am retiring.

MANAGED BY

Cynthia M. Brown On the fund since 2015 Investing since 1984

The views expressed in this report are exclusively those of Cynthia M. Brown, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  MAY 31, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge		SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	5-year	10-year	as of 5-31-18	as of 5-31-18	as of 5-31-18
Class A	-2.44	1.74	3.53	8.98	41.44	2.12	2.02	3.58
Class B	-4.04	1.45	3.33	7.49	38.73	1.47	1.36	2.48
Class C	-0.12	1.83	3.17	9.47	36.67	1.46	1.36	2.47
Class I3,4	1.77	2.63	3.98	13.86	47.71	2.36	2.35	3.99
Class R6[3,4]	1.76	2.60	3.96	13.69	47.49	2.38	2.37	4.02
Index†	1.11	2.92	4.30	15.49	52.36	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2018 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I*	Class R6*
Gross (%)	0.92	1.67	1.67	0.67	0.64
Net (%)	0.82	1.57	1.57	0.67	0.64

*Expenses have been estimated for the first year of operations of the fund's Class I and Class R6 shares.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	5-31-08	13,873	13,873	15,236
Class C5	5-31-08	13,667	13,667	15,236
Class I3,4	5-31-08	14,771	14,771	15,236
Class R6[3,4]	5-31-08	14,749	14,749	15,236

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain type of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on December 1, 2017, with the same investment held until May 31, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on December 1, 2017, with the same investment held until May 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 12-1-2017	Ending value on 5-31-2018	Expenses paid during period ended 5-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,006.00	$4.10	0.82%
	Hypothetical example	1,000.00	1,020.80	4.13	0.82%
Class B	Actual expenses/actual returns	1,000.00	1,002.20	7.84	1.57%
	Hypothetical example	1,000.00	1,017.10	7.90	1.57%
Class C	Actual expenses/actual returns	1,000.00	1,002.20	7.84	1.57%
	Hypothetical example	1,000.00	1,017.10	7.90	1.57%
Class I	Actual expenses/actual returns	1,000.00	1,006.70	3.35	0.67%
	Hypothetical example	1,000.00	1,021.60	3.38	0.67%
Class R6	Actual expenses/actual returns	1,000.00	1,007.90	3.20	0.64%
	Hypothetical example	1,000.00	1,021.70	3.23	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

Fund’s investments
AS OF 5-31-18
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.7%				$506,005,957
(Cost $475,928,808)
Alabama 0.4%				2,085,040
Alabama Special Care Facilities Financing Authority Children's Hospital	6.125	06-01-34	2,000,000	2,085,040
Alaska 0.7%				3,718,707
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,423,718
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,294,989
Arizona 1.7%				8,851,610
Arizona Health Facilities Authority Banner Health, Series A	5.000	01-01-44	2,000,000	2,208,220
City of Phoenix Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,230,640
Maricopa County Industrial Development Authority Banner Health Obligated Group, Series A	5.000	01-01-38	3,000,000	3,416,550
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,042,870
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	1,000,000	953,330
California 8.6%				44,435,582
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,198,800
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,000,000	1,073,180
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,127,910
City of Los Angeles Department of Airports Series C	5.000	05-15-38	1,000,000	1,128,580
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,682,910
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A (B)	1.400	01-01-19	5,000,000	4,958,650
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,416,580
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,417,080
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,557,800
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	2,148,040
San Bernardino County Medical Center Financing Project	5.500	08-01-22	2,500,000	2,806,350
San Diego Unified School District Series I, GO (B)	4.052	07-01-39	1,250,000	534,463
12	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (B)	1.669	01-01-20	2,000,000	$1,947,380
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,900,860
Santa Ana Financing Authority Police Administration & Holding Facility (A)	6.250	07-01-19	1,005,000	1,053,823
State of California, GO	5.000	02-01-38	5,375,000	5,873,316
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	1,183,650
University of California Series I	5.000	05-15-40	3,000,000	3,426,210
Colorado 5.4%				27,686,950
City & County of Denver Series A	5.000	08-01-44	3,000,000	3,410,310
City & County of Denver United Airlines Inc., Project, AMT	5.000	10-01-32	2,500,000	2,698,275
City & County of Denver Airport Revenue Series A	5.250	11-15-36	5,250,000	5,502,157
City of Colorado Springs Utilities System Revenue Series C	5.250	11-15-42	1,040,000	1,056,973
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	548,580
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,000,000	1,089,290
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,771,575
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,500,000	2,785,325
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,374,405
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,126,160
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2 (B)	6.946	12-01-37	5,000,000	1,323,900
District of Columbia 3.5%				17,997,643
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	3,700,000	4,207,862
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.797	10-01-33	6,565,000	3,676,137
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.928	10-01-35	6,470,000	3,285,466
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	3.988	10-01-36	7,250,000	3,502,330
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,227,768
Metropolitan Washington DC Airports Authority Series A, AMT	5.000	10-01-44	1,000,000	1,098,080
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Florida 3.5%				$18,199,208
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,177,700
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,369,613
JEA Electric System Revenue Series Three, D-2	5.000	10-01-38	4,000,000	4,227,960
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000	11-15-44	500,000	532,540
Miami Beach Redevelopment Agency City Center (A)	5.000	02-01-44	2,500,000	2,798,375
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,677,435
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	2,189,540
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,729,450
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	490,000	496,595
Georgia 1.9%				9,812,880
Burke County Development Authority Oglethorpe Power Corp., Series D	4.125	11-01-45	3,000,000	3,032,070
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation Inc.	5.000	07-01-42	3,000,000	3,277,080
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,492,640
Rockdale County Development Authority Pratt Paper LLC Project, AMT (C)	4.000	01-01-38	1,000,000	1,011,090
Guam 0.4%				2,206,930
Antonio B Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,149,660
Territory of Guam Section 30, Series A	5.750	12-01-34	1,000,000	1,057,270
Illinois 6.3%				32,652,881
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	4,099,725
Chicago Midway International Airport Series B	5.000	01-01-46	5,000,000	5,516,150
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,236,700
Chicago O'Hare International Airport Series A	5.750	01-01-39	2,685,000	2,935,725
Chicago O'Hare International Airport Series A	5.750	01-01-39	515,000	558,626
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,260,063
City of Chicago Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,059,830
14	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois (continued)
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	$1,066,880
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,223,890
Illinois Finance Authority Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,533,570
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	3.405	01-01-22	2,440,000	2,159,912
State of Illinois, GO	4.000	06-01-35	2,000,000	1,868,540
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,040,070
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,093,200
Indiana 0.6%				3,145,140
Indiana Finance Authority Duke Energy, Series B	6.000	08-01-39	3,000,000	3,145,140
Iowa 0.2%				1,002,370
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	1,002,370
Kentucky 0.9%				4,635,181
Kentucky Economic Development Finance Authority Louisville Arena, Series A (A)	5.000	12-01-45	3,300,000	3,635,181
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (A)	6.000	12-01-33	1,000,000	1,000,000
Louisiana 1.6%				8,277,800
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,112,720
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,650,450
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,773,725
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	2,184,600
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	556,305
Massachusetts 12.4%				64,225,768
Boston Housing Authority Capital Funding Program (A)	5.000	04-01-28	1,985,000	1,990,161
Commonwealth of Massachusetts Series C, GO (A)	5.500	12-01-24	7,400,000	8,859,872
Commonwealth of Massachusetts Series E, GO (A)	5.000	11-01-25	1,000,000	1,180,690
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,701,559
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,117,725
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Department of Transportation Highway Revenue Tolls, Series C (A)(B)	2.023	01-01-20	1,000,000	$968,240
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000	10-01-40	1,000,000	1,039,010
Massachusetts Development Finance Agency Carleton Willard Village	5.625	12-01-30	850,000	889,423
Massachusetts Development Finance Agency Covanta Energy Project, Series C, AMT (C)	5.250	11-01-42	1,000,000	1,000,660
Massachusetts Development Finance Agency Draper Laboratory	5.875	09-01-30	2,000,000	2,020,920
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	1,820,000	1,910,308
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	180,000	188,932
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,711,950
Massachusetts Development Finance Agency Harvard University, Series B-1	5.000	10-15-40	2,500,000	2,680,675
Massachusetts Development Finance Agency NewBridge Charles, Inc. (C)	4.125	10-01-42	2,500,000	2,467,725
Massachusetts Development Finance Agency Northeastern University, Series A	5.000	03-01-39	1,000,000	1,105,830
Massachusetts Development Finance Agency Olin College, Series E	5.000	11-01-38	1,000,000	1,108,090
Massachusetts Development Finance Agency Orchard Cove	5.250	10-01-26	1,000,000	1,001,960
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000	07-01-47	2,000,000	2,251,320
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	665,000	693,562
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	335,000	346,072
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	640,000	670,880
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	360,000	375,005
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,640,475
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (A)	5.000	07-01-18	260,000	260,343
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375	06-01-30	1,000,000	1,000,430
Massachusetts Port Authority Boston Fuel Project, AMT (A)	5.000	07-01-32	1,770,000	1,773,717
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,615,815
Massachusetts Port Authority Series B	5.000	07-01-32	2,000,000	2,203,960
16	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	$5,205,200
Massachusetts Water Resources Authority Water Revenue, Series B (A)	5.250	08-01-29	2,500,000	3,135,250
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.000	07-01-41	2,000,000	2,140,320
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	3,770,062
The Massachusetts Clean Water Trust 2012 Pooled Loan Program, Series 7	5.125	02-01-31	105,000	105,292
The Massachusetts Clean Water Trust Miscellaneous Revenue, Series 9	5.250	08-01-18	60,000	60,175
The Massachusetts Clean Water Trust Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,034,160
Michigan 3.3%				17,081,639
City of Detroit Water Revenue, Series B (A)	7.000	07-01-36	1,000,000	1,054,550
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,558,259
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	7,000,000	7,774,480
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	273,360
Michigan Finance Authority Local Government Loan Program	5.000	07-01-44	3,000,000	3,208,680
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,587,870
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,624,440
Minnesota 0.4%				2,043,911
Housing & Redevelopment Authority of The City of St. Paul System Fairview Health Services	5.000	11-15-47	500,000	566,330
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,477,581
Nebraska 2.9%				15,231,328
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,338,078
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,318,800
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,574,450
New Jersey 3.6%				18,510,934
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,699,348
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	4,000,000	$4,334,480
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,069,680
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,500,000	1,618,665
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Notes, Series A1	5.000	06-15-30	1,500,000	1,646,400
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	3,805,000	4,012,296
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,485,495
Tobacco Settlement Financing Corp. Series A	5.000	06-01-46	1,500,000	1,644,570
New York 14.6%				75,534,693
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250	07-15-40	1,000,000	1,071,610
City of New York Series D-1, GO	5.000	10-01-36	1,000,000	1,083,920
City of New York Series E-1, GO	6.250	10-15-28	20,000	20,342
Housing Development Corp. Sustainable Neighborhood, Series G-1	3.700	11-01-47	1,000,000	1,000,620
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,785,000	1,965,785
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,862,250
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750	04-01-39	1,500,000	1,551,030
Long Island Power Authority Electric, Power & Light Revenues, Series C (A)	5.250	09-01-29	2,000,000	2,410,720
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	4,725,000	4,829,092
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,060,600
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,065,490
New York City Water & Sewer System Water Revenue, Series A	5.750	06-15-40	350,000	350,469
New York City Water & Sewer System Water Revenue, Series A	5.750	06-15-40	420,000	421,285
New York City Water & Sewer System Water Revenue, Series EE	5.250	06-15-40	3,000,000	3,100,800
New York City Water & Sewer System Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,030,130
New York City Water & Sewer System Water Revenue, Series GG-1	5.000	06-15-39	6,000,000	6,181,440
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,421,600
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,443,150
18	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	$1,079,850
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,058,580
New York Liberty Development Corp. World Trade Center, Class 1-3 (C)	5.000	11-15-44	2,500,000	2,653,925
New York State Dormitory Authority Fordham University	5.000	07-01-44	1,350,000	1,496,529
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	980,000	1,030,891
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	20,000	21,006
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000	05-01-41	1,000,000	1,087,890
New York State Dormitory Authority Orange Regional Medical Center (C)	5.000	12-01-40	1,000,000	1,079,440
New York State Dormitory Authority Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,060,030
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000	03-15-43	1,000,000	1,109,570
New York State Dormitory Authority Series A	5.000	02-15-39	145,000	147,983
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,407,750
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000	06-15-34	1,000,000	1,031,270
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.000	07-01-46	2,500,000	2,709,250
Niagara Area Development Corp. Covanta Energy Project, Series A, AMT (C)	5.250	11-01-42	500,000	500,330
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	3,300,000	3,441,174
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,482,395
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,096,490
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000	09-01-39	1,000,000	1,130,650
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (A)(B)	2.323	04-01-22	2,230,000	2,039,357
Ohio 2.2%				11,134,240
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,068,810
County of Hamilton Series A	5.000	08-15-42	4,000,000	4,461,480
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000	11-15-49	5,000,000	5,603,950
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Oklahoma 2.1%				$10,842,775
Grand River Dam Authority Series A	5.250	06-01-40	4,000,000	4,259,880
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	1,250,000	1,411,000
Oklahoma Development Finance Authority Provident Oklahoma Education Resources Inc., Series A	5.000	08-01-47	2,750,000	2,956,525
Tulsa County Industrial Authority Montereau Inc., Project	5.250	11-15-37	1,000,000	1,110,440
Tulsa County Industrial Authority Montereau Inc., Project	5.250	11-15-45	1,000,000	1,104,930
Pennsylvania 2.8%				14,512,987
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,175,000
Commonwealth Financing Authority Tobacco Master Settlement Bonds (A)	4.000	06-01-39	5,000,000	5,103,350
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,259,325
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,379,839
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,799,748
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,795,725
Rhode Island 0.5%				2,363,198
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,363,198
Tennessee 0.4%				2,279,867
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,279,867
Texas 12.9%				66,965,743
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	2,000,000	2,051,480
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	547,285
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	544,670
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,165,740
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,496,400
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,860,089
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	4,846,728
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-35	2,315,000	2,474,133
20	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-36	545,000	$596,775
City of San Antonio Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,431,550
City of San Antonio Electric & Gas Revenue, Series A	5.000	02-01-34	4,330,000	4,424,221
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,680,550
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,690,200
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,384,640
Lower Colorado River Authority Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,240,950
Lower Colorado River Authority Transmission Contract Revenue	5.625	05-15-39	3,805,000	3,933,381
Lower Colorado River Authority Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,666,925
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,250,000	1,253,513
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,328,813
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	6,347,700
Utah 0.4%				2,263,040
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,263,040
Virgin Islands 0.1%				442,500
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	442,500
Virginia 0.5%				2,746,862
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,100,210
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,646,652
Washington 0.1%				503,343
Energy Northwest Columbia Generating Station	5.000	07-01-40	450,000	503,343
Wisconsin 2.2%				11,494,667
Public Finance Authority Denver International Airport Great Hall Project, AMT	5.000	09-30-49	2,000,000	2,204,980
Public Finance Authority Mary's Woods at Marylhurst (C)	5.250	05-15-47	1,000,000	1,093,530
Public Finance Authority Rose Villa Project, Series A (C)	5.000	11-15-24	905,000	975,147
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Wisconsin (continued)
Public Finance Authority Rose Villa Project, Series A (C)	5.750	11-15-44	1,000,000	$1,077,370
Wisconsin Health & Educational Facilities Authority Ascension Senior Credit Group	4.000	11-15-46	6,000,000	6,143,640
Wyoming 0.6%				3,120,540
County of Campbell Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,120,540

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.1%				$5,873,000
(Cost $5,873,000)
U.S. Government Agency 0.7%				3,792,000
Federal Agricultural Mortgage Corp. Discount Note	1.550	06-01-18	484,000	484,000
Federal Home Loan Bank Discount Note	1.550	06-01-18	3,308,000	3,308,000

	Par value^	Value
Repurchase agreement 0.4%		2,081,000
Barclays Tri-Party Repurchase Agreement dated 5-31-18 at 1.750% to be repurchased at $2,081,101 on 6-1-18, collateralized by $2,110,000 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $2,122,756, including interest)	2,081,000	2,081,000
Total investments (Cost $481,801,808) 98.8%		$511,878,957
Other assets and liabilities, net 1.2%		6,052,518
Total net assets 100.0%		$517,931,475

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 5-31-18, the aggregate cost of investments for federal income tax purposes was $479,172,141. Net unrealized appreciation aggregated to $32,706,816, of which $33,553,954 related to gross unrealized appreciation and $847,138 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.0
Assured Guaranty Corp.	3.1
Ambac Financial Group, Inc.	2.8
National Public Finance Guarantee Corp.	2.2
Build America Mutual Assurance Company	0.1
TOTAL	14.2
22	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 5-31-18

Assets
Unaffiliated investments, at value (Cost $481,801,808)	$511,878,957
Cash	93,844
Interest receivable	6,834,338
Receivable for fund shares sold	268,360
Receivable for investments sold	1,098,213
Receivable from affiliates	3,520
Other assets	81,262
Total assets	520,258,494
Liabilities
Distributions payable	171,666
Payable for investments purchased	1,000,000
Payable for fund shares repurchased	966,610
Payable to affiliates
Accounting and legal services fees	63,204
Transfer agent fees	17,949
Distribution and service fees	35,196
Trustees' fees	763
Other liabilities and accrued expenses	71,631
Total liabilities	2,327,019
Net assets	$517,931,475
Net assets consist of
Paid-in capital	$499,563,391
Undistributed net investment income	556,719
Accumulated net realized gain (loss) on investments	(12,265,784)
Net unrealized appreciation (depreciation) on investments	30,077,149
Net assets	$517,931,475

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($459,625,482 ÷ 47,631,227 shares) [1]	$9.65
Class B ($3,573,561 ÷ 370,300 shares) [1]	$9.65
Class C ($39,243,970 ÷ 4,067,633 shares) [1]	$9.65
Class I ($8,351,652 ÷ 864,212 shares)	$9.66
Class R6 ($7,136,810 ÷ 738,303 shares)	$9.67
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	23

STATEMENT OF OPERATIONS For the year ended  5-31-18

Investment income
Interest	$24,138,090
Expenses
Investment management fees	2,987,537
Distribution and service fees	1,730,648
Accounting and legal services fees	126,800
Transfer agent fees	217,216
Trustees' fees	9,162
Custodian fees	67,650
State registration fees	99,670
Printing and postage	64,829
Professional fees	69,431
Other	23,006
Total expenses	5,395,949
Less expense reductions	(581,284)
Net expenses	4,814,665
Net investment income	19,323,425
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	5,608,679
5,608,679
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(16,414,947)
(16,414,947)
Net realized and unrealized loss	(10,806,268)
Increase in net assets from operations	$8,517,157

24	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 5-31-18	Year ended 5-31-17
Increase (decrease) in net assets
From operations
Net investment income	$19,323,425	$20,891,022
Net realized gain	5,608,679	1,396,301
Change in net unrealized appreciation (depreciation)	(16,414,947)	(22,412,211)
Increase (decrease) in net assets resulting from operations	8,517,157	(124,888)
Distributions to shareholders
From net investment income
Class A	(17,664,883)	(19,335,701)
Class B	(122,041)	(163,600)
Class C	(1,396,841)	(1,647,548)
Class I1	(311,550)	(40,227)
Class R6[2]	(150,694)	—
Total distributions	(19,646,009)	(21,187,076)
From fund share transactions	(39,157,471)	(27,869,340)
Total decrease	(50,286,323)	(49,181,304)
Net assets
Beginning of year	568,217,798	617,399,102
End of year	$517,931,475	$568,217,798
Undistributed net investment income	$556,719	$196,465

[1]	The inception date for Class I shares is 2-13-17.
[2]	The inception date for Class R6 shares is 8-30-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	25

Financial highlights
CLASS A SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$9.85	$10.18	$10.04	$10.07	$10.31
Net investment income[1]	0.35	0.36	0.37	0.39	0.41
Net realized and unrealized gain (loss) on investments	(0.19)	(0.33)	0.15	(0.02)	(0.24)
Total from investment operations	0.16	0.03	0.52	0.37	0.17
Less distributions
From net investment income	(0.36)	(0.36)	(0.38)	(0.40)	(0.41)
Net asset value, end of period	$9.65	$9.85	$10.18	$10.04	$10.07
Total return (%)[2,3]	1.62	0.34	5.33	3.75	1.88
Ratios and supplemental data
Net assets, end of period (in millions)	$460	$505	$551	$520	$394
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.92	0.92	0.93	0.95
Expenses including reductions	0.81	0.81	0.81	0.82	0.84
Net investment income	3.60	3.58	3.70	3.86	4.24
Portfolio turnover (%)	11	26	13	10 [4]	12

[1]	Based on average daily shares outstanding.
[2]	Does not reflect the effect of sales charges, if any.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes merger activity.
26	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$9.85	$10.18	$10.04	$10.07	$10.31
Net investment income[1]	0.28	0.28	0.30	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.20)	(0.32)	0.15	(0.02)	(0.24)
Total from investment operations	0.08	(0.04)	0.45	0.30	0.10
Less distributions
From net investment income	(0.28)	(0.29)	(0.31)	(0.33)	(0.34)
Net asset value, end of period	$9.65	$9.85	$10.18	$10.04	$10.07
Total return (%)[2,3]	0.86	(0.41)	4.55	2.98	1.12
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$7	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	1.67	1.67	1.68	1.70
Expenses including reductions	1.56	1.56	1.56	1.57	1.59
Net investment income	2.85	2.82	2.95	3.11	3.48
Portfolio turnover (%)	11	26	13	10 [4]	12

[1]	Based on average daily shares outstanding.
[2]	Does not reflect the effect of sales charges, if any.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	27

CLASS C SHARES Period ended	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$9.85	$10.18	$10.04	$10.06	$10.30
Net investment income[1]	0.28	0.28	0.30	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.20)	(0.32)	0.15	(0.01)	(0.24)
Total from investment operations	0.08	(0.04)	0.45	0.31	0.10
Less distributions
From net investment income	(0.28)	(0.29)	(0.31)	(0.33)	(0.34)
Net asset value, end of period	$9.65	$9.85	$10.18	$10.04	$10.06
Total return (%)[2,3]	0.86	(0.41)	4.55	3.08	1.12
Ratios and supplemental data
Net assets, end of period (in millions)	$39	$52	$60	$57	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	1.67	1.67	1.67	1.68	1.70
Expenses including reductions	1.56	1.56	1.56	1.57	1.59
Net investment income	2.85	2.82	2.95	3.10	3.48
Portfolio turnover (%)	11	26	13	10 [4]	12

[1]	Based on average daily shares outstanding.
[2]	Does not reflect the effect of sales charges, if any.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Excludes merger activity.
28	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	5-31-18	5-31-17 [1]
Per share operating performance
Net asset value, beginning of period	$9.86	$9.70
Net investment income[2]	0.37	0.12
Net realized and unrealized gain (loss) on investments	(0.20)	0.15
Total from investment operations	0.17	0.27
Less distributions
From net investment income	(0.37)	(0.11)
Net asset value, end of period	$9.66	$9.86
Total return (%)[3]	1.77	2.81 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.67	0.65 [5]
Expenses including reductions	0.66	0.65 [5]
Net investment income	3.74	4.05 [5]
Portfolio turnover (%)	11	26 [6]

[1]	The inception date for Class I shares is 2-13-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	29

CLASS R6 SHARES Period ended	5-31-18 [1]
Per share operating performance
Net asset value, beginning of period	$9.90
Net investment income[2]	0.28
Net realized and unrealized gain (loss) on investments	(0.23)
Total from investment operations	0.05
Less distributions
From net investment income	(0.28)
Net asset value, end of period	$9.67
Total return (%)[3]	0.55 [4]
Ratios and supplemental data
Net assets, end of period (in millions)	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64 [5]
Expenses including reductions	0.63 [5]
Net investment income	3.81 [5]
Portfolio turnover (%)	11 [6]

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the period.
[4]	Not annualized.
[5]	Annualized.
[6]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
30	JOHN HANCOCK TAX-FREE BOND FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of Assets and Liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or for tri-party repurchase

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       31

agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the year ended May 31, 2018, the fund had no borrowings under either line of credit. Commitment fees for the year ended May 31, 2018 were $4,056.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

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Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2018, the fund has a capital loss carryforward of $14,895,451 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2018:

Capital loss carryforward expiring at May 31	No expiration date
2019	Short-term	Long-term
$490,608	$12,108,039	$2,296,804

As of May 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually. The tax character of distributions for the years ended May 31, 2018 and 2017 was as follows:

	May 31, 2018	May 31, 2017
Ordinary Income	$809,154	$630,692
Exempt Income	18,836,855	20,556,384
Total	$19,646,009	$21,187,076

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2018, the components of distributable earnings on a tax basis consisted of $728,385 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities, expiration of capital loss carryforwards, characterization of distributions and straddle loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

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Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund's average daily net assets; (b) 0.500% of the next $500 million of the fund's average daily net assets; (c) 0.450% of the next $2 billion of the fund's average daily net assets; and (d) 0.425% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended May 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The expense reductions described above amounted to the following for the year ended May 31, 2018:

Class	Expense reduction	Class	Expense reduction
Class A	$40,465	Class I	$687
Class B	351	Class R6	333
Class C	4,025	Total	$45,861

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees incurred for the year ended May 31, 2018 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

Accounting and legal services. Pursuant the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C. The current waiver agreement expires on September 30, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $483,144, $4,204 and $48,075 for Class A, Class B and Class C shares for the year ended May 31, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $326,784 for the year ended May 31, 2018. Of this amount, $46,109 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $229,598 was paid as sales commissions to broker-dealers

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and $51,077 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2018, CDSCs received by the Distributor amounted to $23,534, $2,463 and $6,842 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,207,859	$192,634
Class B	42,036	1,670
Class C	480,753	19,152
Class I	—	3,292
Class R6	—	468
Total	$1,730,648	$217,216

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest income
Lender	$600,000	1	1.715%	$29

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Note 5 — Fund share transactions

Transactions in fund shares for the years ended May 31, 2018 and 2017 were as follows:

		Year ended 5-31-18		Year ended 5-31-17
	Shares	Amount	Shares	Amount
Class A Shares
Sold	3,872,937	$37,857,664	5,994,599	$59,854,884
Distributions reinvested	1,599,281	15,599,693	1,713,523	16,997,460
Repurchased	(9,066,962)	(88,631,790)	(10,590,676)	(104,257,117)
Net decrease	(3,594,744)	$(35,174,433)	(2,882,554)	$(27,404,773)
Class B Shares
Sold	10,830	$104,684	16,932	$168,388
Distributions reinvested	11,206	109,356	14,636	145,335
Repurchased	(141,764)	(1,384,407)	(196,911)	(1,957,200)
Net decrease	(119,728)	$(1,170,367)	(165,343)	$(1,643,477)
Class C Shares
Sold	362,987	$3,554,150	757,836	$7,635,843
Distributions reinvested	134,073	1,307,527	150,459	1,492,519
Repurchased	(1,712,489)	(16,654,223)	(1,491,188)	(14,699,995)
Net decrease	(1,215,429)	$(11,792,546)	(582,893)	$(5,571,633)
Class I Shares[1]
Sold	583,886	$5,729,473	791,581	$7,702,127
Distributions reinvested	28,586	279,040	3,957	38,758
Repurchased	(442,533)	(4,321,415)	(101,265)	(990,342)
Net increase	169,939	$1,687,098	694,273	$6,750,543
Class R6 Shares[2]
Sold	868,195	$8,554,671	—	—
Distributions reinvested	15,393	149,300	—	—
Repurchased	(145,285)	(1,411,194)	—	—
Net increase	738,303	$7,292,777	—	—
Total net decrease	(4,021,659)	$(39,157,471)	(2,936,517)	$(27,869,340)

1 The inception date for Class I shares is 2-13-17.

2 The inception date for Class R6 shares is 8-30-17.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $60,075,456 and $103,249,394, respectively, for the year ended May 31, 2018.

Note 7 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Municipal Securities Trust and Shareholders of John Hancock Tax-Free Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Tax-Free Bond Fund (one of the funds constituting John Hancock Municipal Securities Trust, referred to hereafter as the "Fund") as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statements of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 16, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

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TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended May 31, 2018.

96.32% of dividends from net investment income are exempt-interest dividends.

Eligible shareholderswill be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

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Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	216
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	216
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	216
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	216
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1989	216
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2012	216
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	216
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	216
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	216

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	1994	216
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

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Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2009	216
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	216
President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Marianne Harrison, Born: 1963	2018	216
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013-2017); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Coummunitech, an industry-led innovation center that fosters technology companies in Canada (since 2017); Member, Board of Directors, Manulife Assurance Canada (since 2015); Board Member, St. Mary's General Hospital Foundation (since 2014); Member, Board of Directors, Manulife Bank of Canada (since 2013); Member, Standing Committee of the Canadian Life & Health Assurance Association (since 2013); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012-2013). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds[3], John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2018).

Warren A. Thomson, Born: 1955	2012	216
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       41

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2006
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2005
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-19-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Natural Resources

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF457349	52A 5/18 7/18

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2018, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2018 and 2017. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2018	May 31, 2017
John Hancock High Yield Municipal Bond Fund	$39,450	$37,785
John Hancock Tax-Free Bond Fund	36,218	34,647
Total	$75,668	$72,432

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Additionally, amounts billed to control affiliates were $110,200 and $106,517 for the fiscal years ended May 31, 2018 and 2017, respectively.

Fund	May 31, 2018	May 31, 2017
John Hancock High Yield Municipal Bond Fund	$540	$510
John Hancock Tax-Free Bond Fund	540	510
Total	$1,080	$1,020

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2018 and 2017. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2018	May 31, 2017
John Hancock High Yield Municipal Bond Fund	$3,650	$3,647
John Hancock Tax-Free Bond Fund	3,650	3,647
Total	$7,300	$7,294

(d) All Other Fees
The nature of the services comprising all other fees is attestation services surrounding new class launches. Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2018 and 2017 amounted to the following:

Fund	May 31, 2018	May 31, 2017
John Hancock High Yield Municipal Bond Fund	$3,834	$7,332
John Hancock Tax-Free Bond Fund	3,834	7,332
Total	$7,668	$14,664

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2018, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2018 and 2017 amounted to the following:

Trust	May 31, 2018	May 31, 2017
John Hancock Municipal Securities Trust	$6,731,087	$5,990,106

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	July 16, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 16, 2018